UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78759
(Address of principal executive offices) (Zip code)

Mark A. Coffelt, President
Empiric Advisors, Inc.
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78759
(Name and address of agent for service)

513-328-9321

Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2013

Date of reporting period:  03/31/2013

Item 1. Reports to Stockholders.

Core Equity Fund

Semi-Annual Report
March 31, 2013

This report is for the shareholders of the Empiric Core Equity Fund. Its use in connection with any offering of the Fund’s shares is authorized only in a case of concurrent or prior delivery of the Fund’s current prospectus. Northern Lights Distributors, LLC is the Distributor of the Fund.

INVESTMENT MANAGER’S REPORT

Fellow Shareholders,

The NAV of the Fund's Class “A” shares on March 31, 2013 was $30.09 per share.  Cumulative and annualized returns are below.

Cumulative Returns Ended 03.31.13	Class A (No Sales Charges)	Class A (Max 5.75% Charge)	Class C	S&P 500
Last 15 Years	86.79	76.07	—	87.17
Last 10 Years	183.60	167.32	—	126.78
Last 5 Years	1.82	-4.03	-1.91	32.64
Since Inception (A)	324.14	299.75	—	267.68
Since Inception (C)	—	—	15.09	53.83

Annualized Returns
Last 15 Years	4.25	3.84	—	4.27
Last 10 Years	10.99	10.33	—	8.53
Last 5 Years	0.36	-0.82	-0.39	5.81
Since Inception (A)	8.66	8.29	—	7.77
Since Inception (C)	—	—	1.90	5.93

Short-term Returns
Last 3 months	10.50	4.15	10.34	10.61
Last 6 months	8.51	2.28	8.14	10.19
Last 12 months	9.50	3.19	8.71	13.96
Last 3 years (annualized)	1.67	-0.32	0.91	12.67
Gross Expense Ratio	1.98	1.98	2.73	—

Performance data quoted represents past performance which does not guarantee future results. Investment returns and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance quoted. To obtain performance to the most recent month-end, please call 1.800.880.0324, or visit our website at www.EmpiricFunds.com. Class C shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Performance data shown with Max 5.75% charge reflects the maximum sales charge. Performance data shown with no sales charges does not reflect current maximum sales charge. Had the sales charges been included, the Fund’s returns would have been lower. Inception date for the Class A shares is 11/06/1995 and for the Class C shares 10/07/2005. Shaded areas indicate highest comparative returns.

INVESTMENT MANAGER’S REPORT

Interesting versus Relevant
We, along with most investment managers, are almost always asked by clients, “What’s the market going to do?” It’s a question we address in our letters simply because we know it’s on your minds.  Additionally, we find that there is more to write or speak about when addressing events which may impact the markets. The less interesting but more relevant question is:  “Are you finding reasonable valuations in well managed companies?”  It’s more relevant because investing on the basis of forecasts about world events is a low probability exercise.  Warren Buffett often quips that he has no idea what stocks are going to do in the near future nor does he find it important.  The better investment bet is to focus on quality companies at reasonable prices.  In our letter this quarter we will speak to both questions — the interesting and the relevant.

The Interesting
In spite of the long rally in stocks, investors remain skeptical.  According to a recent American Association of Individual Investor’s survey, only 19.3% of their members reported to be bullish.  The last time bullish sentiment was below 20% was on March 5th, 20091.  Then, the Dow was 6,594, or 8,793 points below where it is today.  The public has only reluctantly started to invest in stock mutual funds ($19.7 Billion in 2013) having put most of their investable funds into bond funds over the last few years. Since January 2009, retail investors have dumped $367.9 billion of stock equity funds, and poured $1.2 trillion into bond mutual funds.   Markets typically do not peak until everybody is in; evidence we do not currently see for stocks.  Markets Note:  As of the most recent AAII survey bullish sentiment is up to 30.3%, still well below the average 39% average.

“But the economy is punk, Europe is on its knees, and combined with bad U.S. fiscal policies, the U.S. economy could fall back into recession, dragging the stock market with it.” We hear that argument frequently.  Yes, with weak GDP growth the U.S. could fall into recession, but we think that unlikely.  In our experience, recessions occur for two reasons:  1) a financial event which dramatically changes risk taking behavior such as the recent financial crisis; or 2) the Federal Reserve contracts the money supply to slow the economy.  Note that if the recent recession was caused by a dramatic event reducing risk taking, fiscal policies after the event should be oriented to encouraging risk.  Our government systematically did the opposite.

___________
1 http://www.aaii.com/sentimensurvey (April 11, 2013)

INVESTMENT MANAGER’S REPORT

Risk taking has finally started increasing as evidenced by modest upticks in bank lending.  The Federal Reserve has its foot on the gas and has indicated it will stay that way for quite a while.  Combine an uptick in bank lending with an accommodative Federal Reserve and we have an environment ripe for growth. Secondly, we suspect additional “bad” fiscal policies may slow.  The President got his tax increase.  We doubt he will get any more.  More importantly, the Sequester has slowed government spending.   Most economists will tell you slow government spending is bad for the economy.  We think they are wrong as fewer resources directed to less efficient government allows more resources to be directed to the more efficient private sector.  With the U.S. government still borrowing 40 cents of each dollar spent, clearly we have a long way to go in cutting spending.  We hope the American people are discovering government cannot and should not do everything, or as Thomas Jefferson so eloquently put it: “Any government big enough to give you everything you want is big enough to take away everything you have.”

As for Europe, while they have not solved their currency problems, they have elected to paper it over with lots of central bank interventions. The European Central Bank has also just cut interest rates.  If the European economies are close to bottom, which we believe they are, better growth will likely keep the long term euro currency issues at bay.

Flying under the radar of reasons supporting stocks is U.S. energy.  The vast reserves of natural gas unlocked by “fracking” may have profound positive impacts on manufacturing in the U.S.  Additionally, North America may become energy independent over the next decade. The International Business Times reports that foreign oil imports have declined every single year since 2007, and foreign oil is now less than 50% of our total consumption—the first time that’s happened in 13 years2.   We would note that all of this was accomplished in spite of the federal government’s help and without a U.S. energy policy.  Or as Will Rogers used to quip: “Thank God we don’t get all the government we pay for.”

An accepted wisdom on Wall Street is “Don’t fight the Fed,” which we have found to be true.  As we mentioned, the Federal Reserve has the “peddle to the metal” in an environment where stock valuations are reasonable.  We believe this should override almost all conditions which affect markets.  All of these factors together suggest to us that we are in an extended period of stock price appreciation.  Be reminded of the nature of forecasts in general; they are typically very difficult to get right.  We will continue to watch macro-economic developments and reevaluate as needed.

_____________
 2 http://www.ibtimes.com/us-energy-independence-tracking-americas-energy-bill-1159991 “US Energy Independence: Tracking America’s Energy Bill”, March 29, 2013, International Business Times.

INVESTMENT MANAGER’S REPORT

The Relevant
The biggest surprise in our quantitative research is how difficult it is to find a mix of characteristics that consistently produces excess returns.  What started a single quarter project has turned into a multi-year project.

We have learned that large stocks and small stocks have very different sets of outperforming characteristics.  While we knew that most of the “alpha” or excess sets returns are in smaller stocks, we have been surprised that the characteristic sets between small and large were so different.  As a result, we have modified the capitalization of the Fund to eliminate large stocks using the Russell 2500 as the Fund’s benchmark, instead of the Russell 3000.  Basically, we cut out the 500 largest companies from consideration.  The Russell 2500 includes the 2000 smallest plus 500 of the mid-capitalization companies and can best be described as a small- to mid-cap index, or SMID index.

The characteristics of small and mid-cap companies are close, which makes it appropriate to put them together.  Additionally, the problem with “all-cap” is that there really is no benchmark reflecting “all-cap”.  The returns of large companies in an all-cap index overwhelm all-cap indices.  The Russell 1000 (mid to large stocks) accounts for 92% of the equity capitalization of the all-cap Russell 3000. All-cap indices are really large-cap indices in disguise.  Since we have up until March 31, 2013 used a mix of capitalization sizes, we will continue to use the S&P 500 benchmark for data prior to March 31.  Note that the S&P 500 and Russell 3000 track closely, even though the Russell 3000 holds 2500 more companies. For the Fund, we will incorporate the Russell 2500 benchmark for stock selection and performance measurement for those periods post March 31.

Another aspect we have learned is that there are not a single set of factors for all markets, but different factor sets for different markets, especially value and growth markets. Growth markets tend to be relatively short in duration with intense positive returns. Growth in earnings, cash flows and so forth are obviously important as are analyst expectations, price momentum, and smaller size. Using a factor set for a value market in a growth period, or vice versa, produces poor results. The factor set needs to be consistent with the market environment. Value tends to do well in flat or down markets. Operating efficiency, low prices relative to values, and bigger companies within an index are hallmarks of value periods. We are still working on how to determine probabilistically whether we are in a value or growth period.

INVESTMENT MANAGER’S REPORT

Less interesting, but most important--We continue to find plenty of well managed companies selling at reasonable prices.  We are also getting closer to resolution on our research and are already seeing indications of better performance.

Respectfully submitted,

Mark A. Coffelt, CFA
Co-portfolio Manager

Loren M. Coffelt
Co-portfolio Manager

1265-NLD-5/28/2013

Core Equity Fund
ALLOCATION BY SECTOR

As of March 31, 2013 (Unaudited)

Percentages are based upon net assets.

Top 10 Securities*:	Market Value	Top 10 Industries*:	Market Value
Dun & Bradstreet		Asset Management and
Corporation	$1,279,845	Custody Banks	$4,384,005
Nasdaq OMX Group, Inc.	1,259,700	Property and Casualty
Axis Capital Holdings Ltd.	1,206,980	Insurance	2,498,316
Amdocs, Ltd.	1,123,750	Reinsurance	2,138,670
Torchmark Corporation	1,100,320	Data Processing and
Marvell Technology		Outsourced Services	2,119,656
Group Ltd.	1,058,000	Life and Health Insurance	1,922,758
PartnerRe Ltd.	1,024,210	Publishing	1,679,525
Omnicare, Inc.	1,018,000	Healthcare Services	1,460,880
Gannett Co., Inc.	953,532	Specialized Finance	1,405,818
Total System Services, Inc.	916,860	Research and Consulting
	$10,941,197	Services	1,279,845
		IT Consulting and
		Other Serivces	1,123,750
			$20,013,223

* Excludes Cash and Short-term Investments.

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

		Fair
COMMON STOCKS – 83.23%	Shares	Value
CONSUMER DISCRETIONARY – 15.95%
Apparel Retail – 1.82%
Cato Corp.	7,000	$168,980
Childrens Place, Inc. *	10,000	448,200
		617,180
Apparel, Accessories and Luxury Goods – 1.07%
Iconix Brand Group, Inc. *	14,000	362,180

Computer & Electronics Retail – 2.18%
Rent-A-Center, Inc.	20,000	738,800

Department Stores – 2.55%
Dillard’s Inc.	11,000	864,050

Education Services – 0.95%
Apollo Group, Inc. *	12,000	208,680
Capella Education Co. *	3,616	112,602
		321,282
Footwear – 0.04%
R.G. Barry Corp.	1,000	13,390

General Merchandise Stores – 0.28%
Fred’s, Inc.	7,000	95,760

Hotels, Resorts and Cruise Lines – 0.18%
Marcus Corp.	5,000	62,450

Household Appliances – 1.15%
Nacco Industries, Inc.	7,300	389,528

Housewares and Specialties – 0.38%
CSS Industries, Inc.	5,000	129,850

Publishing – 4.96%
Gannett Co., Inc.	43,600	953,532
Global Sources Ltd. *^	1,000	7,560
Journal Communications, Inc. *	19,932	133,943
Scholastic Corp.	8,000	213,200
E. W. Scripps Co. *	11,000	132,330
Valassis Communications, Inc.	8,000	238,960
		1,679,525

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

		Fair
COMMON STOCKS (Continued)	Shares	Value
CONSUMER DISCRETIONARY (Continued)
Restaurants – 0.39%
CEC Entertainment, Inc.	4,000	$131,000
Total Consumer Discretionary (Cost $5,473,462)		5,404,995

CONSUMER STAPLES – 3.61%
Food Distributors – 0.10%
Spartan Stores, Inc.	2,000	35,100

Personal Products – 1.86%
USANA Health Sciences, Inc. *	13,000	628,290

Tobacco – 1.65%
Universal Corp	10,000	560,400
Total Consumer Staples (Cost $1,063,076)		1,223,790

FINANCIALS – 32.86%
Asset Management and Custody Banks – 3.86%
American Capital, Ltd. *	61,000	890,295
Janus Capital Group, Inc.	39,000	366,600
Manning & Napier, Inc.	3,000	49,620
		1,306,515
Consumer Finance – 0.66%
World Acceptance Corp. *	2,604	223,606

Investment Banking and Brokerage – 2.52%
Lazard Ltd. ^	25,000	853,250

Life and Health Insurance – 5.67%
FBL Financial Group, Inc.	2,100	81,606
Protective Life Corp.	15,000	537,000
Symetra Financial Corp.	15,200	203,832
Torchmark Corp.	18,400	1,100,320
		1,922,758
Multi-line Insurance – 2.32%
HCC Insurance Holdings, Inc.	16,000	672,480
Horace Mann Educators Corp.	5,500	114,675
		787,155

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

		Fair
COMMON STOCKS (Continued)	Shares	Value
FINANCIALS (Continued)
Property and Casualty Insurance – 7.37%
Allied World Assurance Company Holdings, AG ^	6,800	$630,496
Axis Capital Holdings Ltd. ^	29,000	1,206,980
First American Financial Corp.	22,000	562,540
Safety Insurance Group, Inc.	2,000	98,300
		2,498,316
Reinsurance – 6.31%
Montpelier Re Holdings Ltd. ^	11,000	286,550
PartnerRe Ltd. ^	11,000	1,024,210
Renaissancere Holdings Ltd. ^	9,000	827,910
		2,138,670
Specialized Finance – 4.15%
Interactive Brokers Group, Inc.	9,800	146,118
Nasdaq OMX Group, Inc.	39,000	1,259,700
Total Financials (Cost $10,938,726)		11,136,088

HEALTHCARE – 6.78%
Healthcare Distributors – 2.47%
Patterson Companies, Inc.	22,000	836,880

Healthcare Services – 4.31%
Chemed Corp.	5,000	399,900
LHC Group, Inc. *	2,000	42,980
Omnicare, Inc.	25,000	1,018,000
		1,460,880
Total Healthcare (Cost $2,232,589)		2,297,760

INDUSTRIALS – 6.31%
Construction, Farm Machinery and Heavy Trucks – 0.74%
Sauer-Danfoss, Inc.	4,300	251,249

Diversified Support Services – 0.29%
Intersections, Inc.	10,300	96,923

Environmental and Facilities Services – 1.31%
Covanta Holding Corp.	22,100	445,315

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

		Fair
COMMON STOCKS (Continued)	Shares	Value
INDUSTRIALS (Continued)
Office Services and Supplies – 0.19%
Kimball International, Inc.	7,100	$64,326

Research and Consulting Services – 3.78%
Dun & Bradstreet Corp.	15,300	1,279,845
Total Industrials (Cost $2,101,145)		2,137,658

INFORMATION TECHNOLOGY – 14.06%
Data Processing and Outsourced Services – 6.25%
Cass Information Systems, Inc.	599	25,182
CoreLogic, Inc.*	22,500	581,850
Lender Processing Services, Inc.	23,400	595,764
Total System Services, Inc.	37,000	916,860
		2,119,656
IT Consulting and Other Serivces – 3.32%
Amdocs, Ltd. ^	31,000	1,123,750

Semiconductors – 3.12%
Marvell Technology Group Ltd. ^	100,000	1,058,000

Systems Software – 1.37%
BMC Software, Inc.*	10,000	463,300
Total Information Technology (Cost $4,662,784)		4,764,706

MATERIALS – 2.14%
Aluminum – 0.76%
Kaiser Aluminum Corp.	4,000	258,600

Paper Products – 0.91%
Schweitzer-Mauduit International, Inc.	8,000	309,840

Specialty Chemicals – 0.47%
A. Schulman, Inc.	5,000	157,800
Total Materials (Cost $747,621)		726,240

UTILITIES – 1.52%
Multi-Utilities – 1.52%
TECO Energy, Inc.	29,000	516,780
Total UTILITIES (Cost $501,607)		516,780
TOTAL COMMON STOCKS (Cost $27,721,010)		28,208,017

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

		Fair
REITS – 14.51%	Shares	Value
FINANCIALS – 14.51%
Asset Management and Custody Banks – 9.08%
Hospitality Properties Trust	26,000	$713,440
Mid-AmericaApartment	9,000	621,540
Piedmont Office Realty Trust, Inc.	35,000	685,650
PS Business Parks, Inc.	3,000	236,760
Weingarten Realty Investors	24,000	757,200
Winthrop Realty Trust	5,000	62,900
		3,077,490
Diversified REITs – 1.29%
Lexington Realty Trust	37,000	436,600

Office REITs – 1.88%
Mack-Cali Realty Corp.	22,200	635,142

Retail REITs – 0.92%
Agree Realty Corp.	2,000	60,200
Cedar Realty Trust, Inc.	13,000	79,430
Inland Real Estate Corp.	17,000	171,530
		311,160
Specialized REITs – 1.34%
RLJ Lodging Trust	20,000	455,200
Total Financials (Cost $4,879,108)		4,915,592
TOTAL REITS (Cost $4,879,108)		4,915,592

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

		Fair
CLOSED-END FUNDS – 1.30%	Shares	Value
Asset Management and Custody Banks – 1.30%
Apollo Investment Corp.	41,000	$342,760
MCG Capital Corp.	14,000	66,920
MVC Capital, Inc.	2,500	32,075
		441,755
TOTAL CLOSED-END FUNDS (Cost $452,221)		441,755

SHORT-TERM INVESTMENTS – 5.74%
FidelityInstitutional Money Market Portfolio –
Class I, 0.10% ^^	1,600,000	1,600,000
Invesco Liquid Assets Portfolio- Class I, 0.11% ^^	346,360	346,360

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,946,360)		1,946,360

TOTAL INVESTMENTS
(Cost $34,998,699) –104.78%		35,511,724
Liabilities in Excess of Other Assets –(4.78)%		(1,620,334)
TOTAL NET ASSETS–100.00%		$33,891,390

Footnotes
Percentages are stated as a percent of net assets.
* Non Income Producing
^ Foreign Issued Security
^^ Rate shown is the 7-day yield as of March 31, 2013.
Note: For presentation purposes, the fund has grouped some of the industry categories. For purposes of categorizing securitiesfor compliance with Section8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2013 (Unaudited)

Assets:
Investments, at value (cost of $34,998,699)	$35,511,724
Cash	10,807
Receivable for securities sold	3,019,346
Receivable for capital shares sold	7,019
Dividends receivable	42,500
Total assets	38,591,396

Liabilities:
Payables:
Securities purchased	4,530,751
Fund shares purchased	67,924
Advisory fee	35,110
Distribution fees	22,516
Administration fees	9,847
Transfer agent fee and expenses	9,757
Printing and mailing expense	6,047
Accountingfees	5,511
Legal fees	3,341
Audit expense	3,313
Compliance fees	2,834
Custody fees	1,318
Interest expenses	453
Other expenses	1,284
Total liabilities	4,700,006
NET ASSETS	$33,891,390

NET ASSETS CONSIST OF:
Paid in capital	$36,535,124
Accumulated net investment loss	(151,202)
Accumulated net realized loss on investments	(3,005,557)
Net unrealized appreciation on investments	513,025
NET ASSETS	$33,891,390

Class A:
Net assets applicable to outstanding Class A shares	$31,780,679
Shares issued ( 25,000,000 shares of beneficial
interest authorized, $0.0001 par value)	1,056,077
Net asset value and redemption price per share	$30.09
Maximum offering price per share (net asset value divided by 94.25%)	$31.93

Class C:
Net assets applicable to outstanding Class C shares	$2,110,711
Shares issued (25,000,000 shares of beneficial
interest authorized, $0.0001 par value)	73,528
Net asset value, offering price and redemption price per share*	$28.71

* Redemption price per share is equal to net asset value less any applicable sales charges.

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends	$338,295
Interest	403
Total investment income	338,698

EXPENSES:
Investment advisory fees (Note 6)	164,793
Administration fees (Note 6)	66,286
Distribution fees (Note 6)
Distribution fees – Class A	38,612
Distribution fees – Class C	10,347
Transfer agent fee and expenses	9,757
Printing and mailing expense	6,047
Accounting expense	5,511
Compliance expense	5,393
Directors expense	3,910
Legal expense	3,341
Audit expense	3,313
Custody fees	2,114
Miscellanoues fees	1,874
Interest expense	1,417
Total expenses before reimbursement from advisor	322,715
Expense reimbursement from advisor (Note 6)	(9,827)
Net expenses	312,888
NET INVESTMENT INCOME	25,810

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	4,010,192
Trading errors reimbursement	26,168
Net change in unrealized gain (loss) on investments	(1,334,490)
Net realized and unrealized gain on investments	2,701,870
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,727,680

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
Operations:
Net investment income (loss)	$25,810	$(266,328)
Net realized gain on:
Investment transactions	4,010,192	572,715
Trading errors reimbursement (Note 8)	26,168	32,000
Net change in unrealized appreciation (depreciation)
on investments	(1,334,490)	6,543,014

Net increase in net assets resulting
from operations	2,727,680	6,881,401

CAPITAL SHARE TRANSACTIONS: (a)
Proceeds from shares sold
Class A shares	815,181	1,087,891
Class C shares	43,423	182,566
Cost of shares redeemed
Class A shares	(3,477,092)	(9,112,235)
Class C shares	(269,424)	(665,125)

Net increase (decrease) in net assets from
capital share transactions (a)	(2,887,912)	(8,506,903)
Total increase (decrease) in net assets	(160,232)	(1,625,502)
NET ASSETS:
Beginning of period	34,051,622	35,677,124
End of period	$33,891,390	$34,051,622
Accumulated net investment income (loss), end of period	$(151,202)	$(177,012)

(a) Changes in Shares Outstanding:

Class A
Shares sold	29,962	43,421
Shares redeemed	(123,430)	(352,784)
Net increase (decrease) in capital shares	(93,468)	(309,363)
Shares Outstanding:
Beginning of period	1,149,545	1,458,908
End of period	1,056,077	1,149,545

Class C
Shares sold	1,629	7,440
Shares redeemed	(10,191)	(26,625)
Net increase (decrease) in capital shares	(8,562)	(19,185)
Shares Outstanding:
Beginning of period	82,090	101,275
End of period	73,528	82,090

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughtout each period
Class A

	March 31, 2013
	Six Months Ended				Year Ended September 30,
	(Unaudited)		2012		2011	2010	2009	2008
NET ASSET VALUE –
BEGINNING OF PERIOD	$27.73		$22.92		$24.14	$25.24	$25.25	$39.64

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss)	0.02		(0.20)		(0.30)	(0.26)	0.03	0.08
Net realized and unrealized
gain (loss) on investments	2.34		5.01		(0.92)	(0.84)	0.07	(6.83)
Total from investment operations	2.36		4.81		(1.22)	(1.10)	0.10	(6.75)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—	—	(0.11)	(0.22)
Distributions from net realized gains	—		—		—	—	—	(7.42)
Total distributions	—		—		—	—	(0.11)	(7.64)

NET ASSET VALUE – END OF PERIOD	$30.09		$27.73		$22.92	$24.14	$25.24	$25.25

TOTAL RETURN	8.5	%(1)(4)	21.0	%(2)	(5.1)%	(4.3)%	0.5%	(21.9)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (thousands)	$31,781		$31,872		$33,438	$41,168	$43,458	$49,372
Ratio of operating expenses to
average net assets:
Before expense reimbursement (3)	1.91	%(5)	1.76%		1.75%	1.73%	1.74%	1.67%
After expense reimbursement (3)	1.85	%(5)	—		—	—	—	—
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement (3)	0.14	%(5)	(0.70)%		(0.98)%	(1.00)%	0.12%	0.36%
After expense reimbursement (3)	0.20	%(5)	—		—	—	—	—
Portfolio turnover rate	394	%(4)	540%		352%	169%	259%	221%

(1)	Includes increase from payment made by the Adviser of 0.1% related to trading errors reimbursement. Without these transactions, total return would have been 8.4%. Please refer to
Note 8 for further details.
(2)	Includes increase from payment made by the Adviser of 0.1% related to trading errors reimbursement. Without these transactions, total return would have been 20.9%. Please refer to
Note 8 for further details.
(3)	Effective February 1, 2013, the Advisor has agreed to reimburse expenses in order to cap the Class
A shares expenses. Please refer to Note 6 for more information.
(4)	Not Annualized
(5)	Annualized

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughtout each period
Class C

	Six Months Ended
	March 31, 2013				Year Ended September 30,
	(Unaudited)		2012		2011	2010	2009	2008
NET ASSET VALUE –
BEGINNING OF PERIOD	$26.55		$22.11		$23.46	$24.72	$24.79	$39.06

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss)	(0.12)		(0.40)		(0.46)	(0.32)	(0.17)	(0.10)
Net realized and unrealized
gain (loss) on investments	2.28		4.84		(0.89)	(0.94)	0.10	(6.75)
Total from investment operations	2.16		4.44		(1,35)	(1.26)	(0.07)	(6.85

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—	—	—	—
Distributions from net realized gains	—		—		—	—	—	(7.42)
Total distributions	—		—		—	—	—	(7.42)

NET ASSET VALUE – END OF PERIOD	$28.71		$26.55		$22.11	$23.46	$24.72	$24.79

TOTAL RETURN	8.1	%(1)(4)	20.1	%(2)	(5.8)%	(5.1)%	(0.3)%	(22.5)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$2,111		$2,179		$2,239	$2,337$	$1,992	$2,523
Ratio of operating expenses to
average net assets:
Before expense reimbursement (3)	2.66	%(5)	2.51%		2.50%	2.48%	2.49%	2.42%
After expense reimbursement (3)	2.60	%(5)	—		—	—	—	—
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement (3)	(0.61	)%(5)	(1.45)%		(1.73)%	(1.79)%	(0.62)%	(0.39)%
After expense reimbursement (3)	(0.55	)%(5)	—		—	—	—	—
Portfolio turnover rate	394	%(4)	540%		352%	169%	259%	221%

(1)	Includes increase from payment made by the Adviser of 0.1% related to trading errors reimbursement. Without these transactions, total return would have been 8.0%. Please refer to
Note 8 for further details.
(2)	Includes increase from payment made by the Adviser of 0.1% related to trading errors reimbursement. Without these transactions, total return would have been 20.0%. Please refer to
Note 8 for further details.
(3)	Effective February 1, 2013, the Advisor has agreed to reimburse expenses in order to cap the Class
A shares expenses. Please refer to Note 6 for more information.
(4)	Not Annualized
(5)	Annualized

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
NOTES TO THE FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

1.	ORGANIZATION

 Empiric Funds, Inc. (formerly, Texas Capital Value Funds, Inc.) was incorporated on June 26, 1995 as a Maryland Corporation and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Core Equity Fund (formerly, Value & Growth Portfolio) (the “Fund”) is a series of the Empiric Funds, Inc, (the “Corporation”). The Fund offers Class A and Class shares. Each class of shares differs principally in its respective distribution expenses and sales charges, if any. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Fund’s Class A shares commenced operations on November 6, 1995. The Fund’s Class C shares commenced operations on October 7, 2005. Prior to October 7, 2005, the shares of the Fund had no specific class designation. As of that date, all of the then outstanding shares were redesignated as Class A shares. The Fund’s investment objective is capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)	Valuation of Securities – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b)
Federal Income Taxes – It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. As of March 31, 2013, open Federal tax years include the tax year ended September 30, 2010 through 2012.

c)
Security Transactions, Income and Other – Investment and shareowner transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are generally allocated to each respective class in proportion to the relative net assets of each class.

Core Equity Fund
NOTES TO THE FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

d)
Short Sale Transactions – The Fund may not purchase securities on margin or effect short sales, except that the Fund may: (a) obtain short-term credits necessary for the clearance of security transactions; (b) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (c) make short sales “against the box” (i.e., owning an equal amount of the security itself, or of securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to the security sold short) or in compliance with the SEC’s positions regarding the asset segregation requirements of Section 18 of the Investment Company Act of 1940, as amended. Cash segregated for short sales and options is shown in the Statement of Assets and Liabilities as deposits at broker. As of March 31, 2013, the Fund did not segregate any securities for short sales.

e)
Options Transactions – The Fund may utilize options to manage its exposure to changing interest rates and/or security prices. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the option written. When an option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option,  marked to daily market.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of March 31, 2013, the Fund did not segregate any securities for options.

Core Equity Fund
NOTES TO THE FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

f)
Futures Contracts and Options on Futures Risks – Investments in futures contracts (or related options) involve substantial risks. The low margin or premiums normally required in trading index futures contracts may provide a large amount of leverage, and a relatively small change in the underlying index or price of the contract can produce a disproportionately larger profit or loss. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss up to the notional value of the futures contract.

g)
Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. All short-term capital gains are considered ordinary income for tax purposes. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. These differences are primarily relate to partnership, foreign currency, redemptions in kind and investments in Passive Foreign Investment Companies with differing book and tax methods for accounting. For the year ended September 30, 2012, the Fund’s most recent fiscal year end, the Fund decreased paid-in capital by $89,316 and decreased accumulated net investment loss by $89,316.

h)
Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

i)
Foreign Risk – Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Core Equity Fund
NOTES TO THE FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs). ADRs generally are U.S. dollar denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States. Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

j)
Events Subsequent to the Fiscal Period End – In preparing the financial as of March 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

k)
New Accounting Pronouncement – In December 2011, FASB issued ASU No. 2011- 11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective applications for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statements disclosures.

3.	SECURITIES VALUATION

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●	Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Core Equity Fund
NOTES TO THE FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

●	Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Fund’s investments are carried at fair value. Securities traded on a securities exchange for which a last quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reports. Securities traded on a securities exchange for which a last quoted sales price is not readily available will be valued at the last bid price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options and Futures – Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at their last sales price or, if not last sales price is available, at their last bid price. Options traded in the OTC market, the average of the last bid prices obtained from two or more dealers will be used unless there is only one dealer, in which case that dealer’s last bid price is used. Futures contracts shall be valued at the closing price on their primary exchange. If a closing price is not readily available, futures will be priced at the closing bid price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Fund and are classified as Level 1 securities.

Short-Term Debt Securities – Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. To the extent the inputs are observable and timely, these securities are classified in level 1 of the fair value hierarchy.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors. All actions taken by the Advisor are reviewed and ratified by the Board. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and new events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Core Equity Fund
NOTES TO THE FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,404,995	$—	$—	$5,404,99
Consumer Staples	1,223,790	—	—	1,223,790
Financials	11,136,088	—	—	11,136,088
Health Care	2,297,760	—	—	2,297,760
Industrials	2,137,658	—	—	2,137,658
Information Technology	4,764,706	—	—	4,764,706
Materials	726,240	—	—	726,240
Utilities	516,780	—	—	516,780
Total Common Stocks	28,208,017	—	—	28,208,017
REITs	4,915,592	—	—	4,915,592
Mutual Funds	441,755	—	—	441,755
Short-Term Investments	1,946,360	—	—	1,946,360
Total Investments	$35,511,724	$—	$—	$35,511,724

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at the end of reporting period. During the six months ended March 31, 2013, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended March 31, 2013.

4.	DERIVATIVES

The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return. The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation exists between the value of the assets or indices, or that the counterparty fails to perform its obligations when due.

Core Equity Fund
NOTES TO THE FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The Adviser may use a variety of derivative instruments, including options, contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, the portfolio from interest rate risk. The Adviser uses derivative instruments (“derivatives”) to hedge against anticipated declines in market value of portfolio of securities it intends to securities, purchase or sell, and to protect against exposure to interest rate changes. The Advisor may also use derivatives to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believes to be possible through direct investment. The use of derivatives for hedging purposes involves certain risks and may result in a loss if charges in the value of derivatives move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

The Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s result of operations and financial Tabular disclosure regarding derivatives fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. During the six months ended March 31, 2013, the Fund did not hold any derivatives.

5.	PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2013, the cost of purchases were $127,636,575 short-term securities, were and the proceeds from sales of securities, $129,650,728 for the Fund.

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory and Administration Agreements
The Fund has an investment advisory agreement with the Advisor, Empiric Advisors, Inc. (formerly, First Austin Capital Management, Inc.), pursuant to which the Advisor receives a fee, computed daily, at an annual rate of 1.00% of the average daily net assets. The Advisor provides continuous supervision of the investment portfolio and pays the cost of compensation of the officers of the Fund, occupancy and certain clerical and administrative costs involved in the day to day operations of the Fund.

Through January 31, 2013, the Advisor also acted as the administrator to the Fund. For this service, the Advisor received a fee, computed daily based on the average daily net assets at an annual rate of .70% on the first $5 million, .50% on the next $25 million, .28% on the next $70 million, .25% on the next $100 million, and .20% for over $200 million of each series. The Advisor bore most of the operating expenses of the Fund including legal, audit, printing, and insurance. The Administrative Services Contract was terminated effective during the period October 1, 2012 through January 31, 2013 were $56,439 and are included in the “Administration fees” listed on the statement of operations.

Core Equity Fund
NOTES TO THE FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

After February 1, 2013, the Fund paid its own operating expenses has contracted with U.S. Bancorp Fund Services, LLC (“USBFS”) to provide the Fund with administration services, fund accounting and transfer agent services, including all regulatory reporting and necessary office equipment and personnel. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Effective February 1, 2013, the Advisor has contractually agreed to reduce its management fee and/or reimburse the Fund so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short and liquidity program fees), taxes, 12b-1 fees, acquired fund fees and expenses, and extraordinary litigation expenses, do not exceed 1.73% of the Fund’s average daily net assets through February 1, 2014. This expense cap may not be terminated prior to this date except by the Board of Directors. Expenses reimbursed and/or fees reduced by the Advisor may be recouped by the Advisor for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limit. For the period February 1, 2013 through March 31, 2013, the Advisor reduced its fees in the amount of $9,827 which is subject to recapture pursuant to the aforementioned conditions until 2016.

Transactions with Empiric Distributors, Inc.
The Advisor owns an interest in Empiric Distributors, Inc. (formerly, Texas Capital, Inc.), a registered broker-dealer. For the six months ended March 31, 2013, the Fund transacted $192,739 in commissions through Empiric Distributors, Inc. All transactions were at $ 0.030 per share during the six months ended March 31, 2013, or at rates considered competitive with comparable transactions elsewhere. The Board reviews affiliated transactions quarterly.

Distribution Agreement and Plan
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund contracts with registered broker-dealers and their agents to distribute shares of the Fund. The Plan authorizes payments by the Fund in connection with the distribution of its from time to time by the Board of Directors, of up to 0.25% of the average daily net assets for the Fund’s Class A shares. The Fund’s Class C shares allow for up to 1.00% of the average daily net assets. For the six months ended March 31, 2013, the Fund incurred Distribution expenses of $38,612 for the Class A shares and $10,347 for the Class C shares pursuant to the Plan. The amount of sales charge retained by the distributor was $55.

Core Equity Fund
NOTES TO THE FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Certain officers and directors of the Fund are also officers and/or directors of Advisor.

7.	LINE OF CREDIT

The Fund had a $12 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions,in connection with short-term liquidity needs of the Fund or shareholder redemptions. Borrowings under this arrangement bear interest at the bank’s prime rate. As of February 1, 2013, the line of credit was closed. Based upon balances outstanding during the period October 1, 2012 through January 31, 2013, the weighted average interest rate was 3.25% and the weighted average amount outstanding was $126,683.

8.	ADVISOR REIMBURSEMENT FOR LOSSES DUE TO TRADING ERRORS

On November 22, 2011, the Fund received a reimbursement from the Adviser related to a net loss incurred on futures trading errors. These trading errors consisted of three instances where the Advisor intended to sell and instead bought, or intended to buy and instead sold, future contracts. The losses realized by the Fund from trade errors totaled $32,000, and the Adviser reimbursed to the Fund in full for these losses.

On November 1, 2012, the Fund received a reimbursement from the Advisor related to a net loss incurred on trading errors with selling securities.  The losses realized from trade errors were $26,168, which is the amount that the Adviser reimbursed to the Fund. The reimbursement comprises the “trading error reimbursement” in the Statement of Operations.

9.	FEDERAL TAX INFORMATION

As of September 30, 2012, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of Investments	$31,032,901
Gross unrealized appreciation	$2,074,333
Gross unrealized depreciation	(226,818)
Net unrealized appreciation	$1,847,515
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains (losses)	$(7,218,929)
Total accumulated earnings (losses)	$(5,371,414)

As of September 30, 2012, the Fund had $177,012 of late year losses, which are deferred until October 1,2012 for tax purposes.  Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Core Equity Fund
NOTES TO THE FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The capital loss carryforwards at September 30, 2012, which may be carried over to offset future capital gains and their year of expiration are as follows:

Capital Loss Carryforward	Expiration

$ 6,993,591	9/30/2018
$ 48,326	Unlimited

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss. Furthermore, any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in the preenactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Of the $48,326 of capital loss carryforwards which do not have an expiration, $48,326 are characterized as long-term.

10.	MATTERS SUBMITTED TO SHAREHOLDER VOTE

A special meeting of Shareholders of the Empiric Core equity Fund (the “Fund”) took place on March 22, 2013 to approve an agreement and plan of reorganization providing for the transfer of assets and the assumption of liabilities of Empiric Core Equity Fund as a series of Mutual Fund Series Trust. All Fund shareholders of record at the close of business on January 23, 2013 were entitled to vote. As of the record date, there were 1,179,157.83 shares of beneficial interest of the Empiric Core Equity Fund outstanding. Of the 798,007.49 shares represented in person and by proxy, 789,323.29 or 98.9%, voted in favor of the proposal (representing 66.9% of total outstanding shares), with 411.54 voted against the proposal and 8,272.66 abstained. Accordingly, the proposal was approved.

11.	FUND REORGANIZATION

On March 22, 2013, the shareholders of the Empiric Core Equity Fund approved the agreement and plan of reorganization providing for the transfer of assets and the series of Mutual Fund Series assumption of liabilities Trust. The reorganization was effective as of the close of business on April 5, 2013. The following table illustrates the specifics of the reorganization:

	Shares issued
Acquired Fund	to shareholders	Acquiring Fund	Combined	Tax Status
Net Assets	of Acquired Fund	Net Assets	Net Assets	of Transfer

$ 33,144,460(1)	1,123,884	—	$ 33,144,460	Non-taxable

(1) Includes accumulated realized losses and unrealized depreciation in the amounts of ($3,044,420) and ($39,422).

Core Equity Fund
NOTES TO THE FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Following the Reorganization, Gemini Fund Services, LLC, located at 4020 South 147th Street, Omaha, NE 68137 serves as the Fund’s accountant, administrator and transfer agent. Huntington National Bank, located at 7 Easton Oval, Columbus, Ohio 43219, provides custodial services to the Fund. The Fund’s underwriter and distributor is Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130. The Fund has a different independent registered accounting firm and legal counsel.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING
POLICY AND PROXY VOTING RECORDS

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board of Directors. You may obtain a description of these procedures free of charge, upon request, by calling toll-free 1-800-880- 0324 and by accessing the Fund’s Statement of Additional Information on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available free of charge, upon request, by calling 1-800-880-0324 and by accessing the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Empiric Funds, Inc., files the Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-880-0324. Furthermore, you can obtain the Form N-Q on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-880-0324 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT DIRECTORS AND OFFICERS

The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and Officers and is available, without charge, upon request by calling 1-800-880-0324.

Core Equity Fund
EXPENSE EXAMPLE

March 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2012 to March 31, 2013.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Core Equity Fund
EXPENSE EXAMPLE (Continued)

March 31, 2013 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	10/1/12	3/31/13	10/1/12 3/31/13
Core Equity Fund
Actual
Class A	$1,000.00	$1,085.10	$9.62
Class C	$1,000.00	$1,081.40	$13.49
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,015.71	$9.30
Class C	$1,000.00	$1,011.97	$13.04

(1)
Expenses are equal to the Class A and Class C fund shares’ annualized expense ratio of 1.85% and 2.60%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half  year period).

(This Page Intentionally Left Blank.)

Core Equity Fund   A Class
EMCAX
CUSIP #29215M101

Core Equity Fund   C Class
EMCCX
CUSIP #29215M200

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

ADVISOR
Empiric Advisors, Inc.
6300 Bridgepoint Parkway,
Building 2, Suite 105
Austin, TX 78730
1-800-880-0324

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130
1-888-839-7424

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

CUSTODIAN BANK
The Huntington National Bank
7 Easton Oval
Columbus, Ohio 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Empiric Funds, Inc.

By (Signature and Title) /s/ Mark A. Coffelt
                                                 Mark A. Coffelt, President and Chairman

Date 06/04/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Mark A. Coffelt
    Mark A. Coffelt, Principal Executive Officer and Principal Financial Officer

Date 06/04/2013